Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (15,927,426)	$ (12,332,236)	$ (23,280,950)	$ (19,569,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	325,185	89,390	171,587	18,567
Bad debt	9,490	84,018	120,477	119,468
Warrants issued for services - third parties			1,989,982	0
Stock issued for services - related parties			0	5,300,000
Stock issued to settle accounts payable and due to factor			1,440,779	433,400
Share based payments			0	630,990
Stock based compensation	0	558,209
Executive compensation	231,833
Amortization of prepaid stock and deferred compensation	718,173	1,436,631	1,745,705	768,637
Amortization of debt discount	6,086,521	2,434,232	3,237,219	48,739
Amortization of debt issue costs	286,523	225,686
Amortization of debt discount and debt issue costs			3,466,718	485,689
Loss on settlement of accounts payable			2,123,129	433,400
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	3,261,897	2,542,073
Loss on settlement of debt			1,739,329	0
Derivative expense	4,409,214	3,576,192	4,777,654	93,638
Change in fair value of derivative liabilities	(5,900,749)	(2,181,955)	(5,162,100)	149,306
Changes in operating assets and liabilities:
Restricted cash balance	(74,202)	0
Accounts receivable	(1,478,270)	(3,262,333)	(2,262,808)	(434,753)
Prepaid and other	(339,088)	(213,152)
Other			7,877	(66,703)
Prepaid sponsorship fees			(203,333)	0
Inventory	(396,873)	0	0	4,245
Deposits			0	32,116
Increase (decrease) in:
Accounts payable and accrued liabilities	8,152,922	2,995,123	7,581,564	2,358,430
Customer deposits	921,675	(21,473)	(67,686)	60,715
Due to factor	0	(5,853)
Net Cash Provided by (Used In) Operating Activities	286,825	(4,075,448)	(5,801,761)	(3,795,477)
Cash Flows From Investing Activities:
Purchase of property and equipment	(899,823)	(771,652)	(831,511)	(117,303)
Purchase of trademark	(35,000)	0
Net Cash Used In Investing Activities	(934,823)	(771,652)	(831,511)	(117,303)
Cash Flows From Financing Activities:
Cash overdraft	0	27,008	0	(17,841)
Due to related party			0	(27,929)
Proceeds from issuance of debt	4,823,950	4,495,756	6,612,900	2,140,608
Proceeds from issuance of debt - related party			0	358,077
Debt issue costs	(166,950)	(219,368)	(263,283)	0
Repayment of debt	(5,241,234)	0	(75,285)	0
Repurchase of common stock (treasury stock)	(460,978)	0
Proceeds from issuance of preferred stock			100,000	0
Proceeds from issuance of common stock and warrants	1,660,760	500,000	875,000	1,503,569
Net Cash (Used In) Provided by Financing Activities	615,548	4,803,396	7,249,332	3,956,484
Cash Flows From Equity Activities:
Foreign currency translation loss	7,556	0
Net Cash Provided by Equity Activities	7,556	0
Net (decrease) increase in cash	(24,894)	(43,704)	616,060	43,704
Cash at beginning of year	659,764	43,704	43,704	0
Cash at end of year	634,870	0	659,764	43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	423,705	0	28,806	15,882
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	1,001,519	326,500	214,250	2,734,548
Warrants issued in conjunction with debt issue costs	427,759	0
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000	0
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	3,554,672	3,273,181	5,473,291	380,000
Stock issued to settle accounts payable and accrued interest third parties	1,392,143	1,521,355
Stock issued to settle accrued executive compensation	4,667,764	0
Conversion of convertible debt and accrued interest for common stock	1,069,402	0	3,387,480	1,033,500
Conversion of notes to common stock	0	2,379,913
Reclassification of convertible notes to demand loans	0
Reclassification of derivative liability to additional paid in capital	9,759,079	1,024,409	640,826	0
Stock issued to acquire equipment	0	82,811	82,811	0
Share cancellation	0	350
Stock issued to settle contracts	3,932	0
Dividends on series C preferred stock related parties			293	0
Auto acquired through financing	0	82,811	26,236	0
Stock issued to settle accrued liabilities	384,500	0
Conversion of preferred stock to common stock			0	83
Original issue discount			0	37,500
Officer [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			0	1,039,500
All Other [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			0	630,990
Services | Third Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor			1,199,844	4,554,615
Extension of Debt Maturity Date
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor			161,250	95,500
Stock based compensation			161,250	95,500
Contract Settlement in Connection with Lawsuit
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation			0	100,000
Unsecured debt offering-additional interest expense
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor				30,500
Stock based compensation			0	30,500
Settlement of debt | Related Party One [Member]
Supplemental disclosure of non-cash investing and financing activities:
Stock Issued			0	358,077
Settlement of debt | Third Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor				1,191,064
Supplemental disclosure of non-cash investing and financing activities:
Stock Issued			1,191,064	0
Settlement of Accounts Payable
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor			3,646,719	433,400
Supplemental disclosure of non-cash investing and financing activities:
Stock Issued			$ 1,440,779	$ 433,400